Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-Based Compensation Plans
Note 28—Share-based compensation plans
The Group has three share-based compensation plans which are detailed below.

1	Simulated Restricted Share Units (‘SRSU’)
SRSU are cash-settled awards delivered on 1 June following a three-year vesting period. The liability for the cash-settled awards is measured initially and at the end of each reporting period until settled, at the fair value of the share appreciation rights, taking into account the terms and conditions on which the stock appreciation rights were granted and recognized to the extent to which the employees have rendered services to date.

During 2025 (2024: nil) (2023: 1,233,352), no SRSU have been granted. During the same period, 195,742 SRSUs (2024: 282,548) (2023: 172,473) have been forfeited and 719,769 SRSUs (2024: 647,870) (2023: 652,648) have vested. A liability of EUR 3,904,033 (31 December 2024: EUR 3,525,918) (December 31, 2023: EUR 7,290,615) has been recognized in the consolidated statement of financial position as of 31 December 2025 based on the 819,840 outstanding SRSUs (31 December 2024: 1,735,344) (December 31, 2023: 2,665,762) measured at the Group’s share price at the end of the year on a pro-rata
basis over 3 years vesting period.

2	Equity Based Compensation Plan comprising options (‘EBCP Option’)
The EBCP Option is usually available to Group executives. Under the plan, the “date of Option Grant” means the first business day that follows fifteen (15) market trading days for Shares after the Allocation Period during which the Fair Market Value is fixed. For EBCP Option grants till year 2020 inclusive and prior, one-quarter
of the entitlement vests on each 1 January of the four years following the Date of Option Grant. For EBCP Grants from 2021 onwards a
3-year
cliff vesting on June 1 (Y+3) was introduced. One EBCP Grant has an exceptional vesting arrangement whereby one fifth of the entitlement vests on each 1 June of the five years following the Date of Option Grant. There were no stock options granted in 2025. Once vested, the options can be exercised until the tenth anniversary of the original grant. As at 31 December 2025 all stock option grants are fully vested.

	2025	2024	2023
Outstanding options at the end of the year	11,282,865	15,165,029	19,049,997
Weighted average exercise price in euro	11.22	11.54	11,88
Out of 11,282,865 (2024: 15,165,029) (2023: 19,049,997) outstanding options as the end of 2025, 11,282,865 (2024: 12,183,981) (2023: 11,242,584) options are exercisable. In 2025 274,652 (2024: 59,060) (2023: 147,451) treasury shares were delivered at a weighted average exercise price of EUR 6.07 (2024 EUR 5.97) (2023 EUR 6.11) each. On average the related weighted average share price at the time of exercise during 2025 was EUR
6.63 per share.

Movements in the number of share options outstanding and their related weighted average exercise prices in euro are as follows:

	2025 Average exercise price per share option	Number of options	2024 Average exercise price per share option	Number of options	2023 Average exercise price per share option	Number of options
At 1 January	11.54	15,165,029	11.88	19,049,997	12.09	20,348,470
Granted	—	—	—	—	—	—
Forfeited	12.96	(3,607,512)	13.33	(3,825,908)	16.32	(1,151,022)
Exercised	6.07	(274,652)	5.97	(59,060)	6.11	(147,451)

At 31 December	11.22	11,282,865	11.54	15,165,029	11.88	19,049,997

Share options outstanding at the end of the year have the following expiry date and exercise prices in euro:

Grant	Expiry date	Exercise price per share options	Number of options
			2025	2024	2023
2022	2032	8.40	2,374,959	3,037,691	3,805,164
2022	2032	6.00	50,113	196,834	247,307
2021	2031	6.40	1,977,005	2,571,440	3,069,930
2020	2030	5.97	2,023,886	2,810,388	3,434,330
2019	2029	15.01	964,839	1,304,353	1,638,010
2018	2028	18.23	242,000	242,000	407,000
2018	2028	12.67	2,002,464	2,540,829	3,038,030
2017	2027	21.15	944,969	1,249,983	1,600,721
2016	2026	24.39	702,630	888,300	1,084,398
2015	2025	32.73	—	323,211	407,535
2014	2024	26.5	—	—	317,572

			11,282,865	15,165,029	19,049,997

3	Equity Based Compensation Plan (‘EBCP’)
The EBCP is also a programme for executives and senior executives of the Group, comprising performance shares (‘EBCP PS’) and restricted shares (‘EBCP RS’). Under the plan, restricted shares are allocated to executives at the beginning of May each year and these vest on the 1 June following the third anniversary of the grant. In 2025 the performance shares were allocated in February, August, October and December. Vesting for performance shares are subject to the achievement of the Total Shareholder Return (‘TSR‘), measured on a relative basis to the median TSR performance of a panel of comparable companies and reviewed by the Remuneration Committee prior to the Share Vesting Date.
With the acquisition of Intelsat and to support the delivery of synergy targets, the structure of Performance Shares in the 2025 EBCP Share Grants was changed.
Fifty percent of the granted in 2025 Performance Shares will be subject to the achievement of Total Shareholder Return (“TSR”), while the remaining fifty percent will be tied to the delivery of synergy targets. These synergy targets are aligned with external communications and commitments.
In addition, in 2025 the company implemented: (1)
one-off
retention program, under which granted Performance Shares vest after a three-year cliff vesting period and are linked to specific synergy targets; and (2) the CEO received an additional performance equity grant under which granted Performance Shares will be subject to the achievement of the Adjusted EBITDA target for the financial year ended 31 December 2028 based on the 2025 Business Plan approved by the board of directors in November 2025. Further 50%

of the Performance Shares will be subject to the achievement of the Net Debt target for the financial year ended 31 December 2028 based on the 2025 Business Plan approved by the board of directors in November 2025 (the Net Debt Target).

	2025	2024
Restricted and performance shares outstanding at the end of the year	6,523,939	4,438,497
Weighted average fair value in euro	4.38	5.51
During 2025,

745,197 (2024:
 456,894
) (2023: 451,705)

restricted shares and 3,697,990 (2024: 1,635,264)
(2023: 1,287,594)
performance shares were granted;

255,337 (2024:
 196,299
) (2023: 67,853 )

restricted shares and

1,036,537 (2024:
355,197
) (2023: 86,772)
performance shares were forfeited; and
255,948
(2024: 944,846) (2023: 604,047 ) performance shares and 809,923 (2024: 372,805) (2023: 238,645) restricted shares were exercised.
The fair value of EBCP Option granted is estimated as at the date of the grant using a binomial model. The fair value of EBCP RS is estimated at the date of the grant by restating discounted dividends from share price and taking into account the terms and conditions upon which the shares were granted. The fair value of EBCP PS is estimated at the date of the grant using both Monte-Carlo simulation model and Black Scholes methodology and taking into account the terms and conditions upon which the shares were granted.
The following table lists the average value of inputs to the model used for the years ended 31 December 2025 and 31 December 2024.

2025	EBCP PS and EBCP RS
Dividend yield (%)	8.5% - 22.02%
Risk-free interest rate (%)	1.96% - 2.21%
Expected life of shares (years)	2.61 - 3.33
Share price at inception (EUR)	3.16 - 6.60
Fair value per share (EUR)	1.52 - 7.94
Total expected cost for each plan ( € million )	0.28 - 2.01

2024	EBCP PS and EBCP RS
Dividend yield (%)	11.04%
Risk-free interest rate (%)	2.80%
Expected life of shares (years)	3
Share price at inception (EUR)	5.26
Fair value per share (EUR)	4.23-3.83
Total expected cost for each plan ( € million )	4.95-1.87
The expected life of options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may or may not necessarily be the actual outcome.
The total charge for the year for share-based compensation amounted to EUR 6 million (2024: EUR 10 million) (2023: EUR 13 million), out of which equity-settled EUR 3 million (2024: EUR 10 million) (2023: EUR 9 million) and cash-settled EUR 3 million (2024:

nil) (2023: EUR 4 million).